Commitments and Contingencies (Details Narrative)														12 Months Ended
		Dec. 02, 2018 shares	Nov. 27, 2018 shares	Oct. 08, 2018 USD ($)	Oct. 02, 2018 USD ($)	Sep. 25, 2018 USD ($) shares	Jul. 16, 2018 USD ($) $ / shares shares	Jun. 04, 2018 $ / shares shares	Mar. 20, 2018 USD ($)	Sep. 20, 2017 USD ($)	May 01, 2016 USD ($)	Apr. 01, 2016 USD ($) $ / shares shares	Jul. 01, 2010 USD ($) ft²	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of common stock shares issued | shares		2,005	3,334					1,500,000
Rent expenses														$ 348,227	$ 418,358
Future minimum lease payments														1,304,847
Payments to acquire intangible assets												$ 445,200
Sale of stock price per share | $ / shares								$ 5.00
Number of common stock issed, value	[1]													$ 6,082,444
Initial feasibility cost					$ 200,000
Agreement termination date					Aug. 31, 2019
Development and Manufacturing Agreement [Member]
Payments to acquire intangible assets												$ 445,200
Agreement term												10 years
Sale of stock price per share | $ / shares												$ 8.66
Number of common stock issed, value												$ 4,194,540
Development and Manufacturing Agreement [Member] | Maximum [Member]
Number of common stock shares issued | shares												484,358
New CEO Agreement [Member]
Annual base salary									$ 400,000
New CEO Agreement [Member] | Maximum [Member]
Annual bonus payments percentage									50.00%
Maximum options purchase percentage									6.50%
CFO Employment Agreement [Member]
Annual base salary							$ 250,000
Number of stock option vested | shares							50,000
Number of stock option expected to be vested | shares							100,000
Option exercise price | $ / shares							$ 2.98
CFO Employment Agreement [Member] | Maximum [Member]
Annual bonus payments percentage							30.00%
Number of stock shares granted | shares							150,000
Property Lease Obligation [Member]
Lease term											1 year		7 years
Area of industrial building | ft²													14,507
Security deposit											$ 3,720		$ 26,113
Payment of rent											2,010		$ 21,761
Operating lease, description										Increases by 3% on each anniversary of the lease inception date			Payments increase by 5% every 24 months
Payment for leases											$ 1,860		$ 7,254
Lease expiration											Apr. 30, 2017		Jun. 30, 2017
Renewal lease term										5 years
Rent expenses										$ 26,838
Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Ownership percentage														28.50%
ATSCO, Inc [Member]
Payment on legal cost						$ 809,520
Payment for legal settlements						$ 173,400
Number of common stock shares issued | shares						120,000
ATSCO, Inc [Member] | January 18, 2019 [Member]
Payment on legal cost						$ 810,055
Product liability contingency unasserted claims						500,000
ATSCO, Inc [Member] | January 18, 2019 [Member] | Cross-Complaint
Product liability contingency unasserted claims						$ 173,400
ATSCO, Inc [Member] | Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Ownership percentage						28.00%
Gusrae Kaplan Nusbaum PLLC [Member]
Payment on legal cost				$ 178,926

[1]	net of offering costs of $2,542,555